PARTY-IN-INTEREST (Details) - EBP, Trustee	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Legal, auditing and consulting services	$ 361,457
EBP 004
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment management services, loan administration and other record keeping services	549,158
Revenue credits	100,242
Net administrative fees	$ 810,373